CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Capital Stock Issued [Member]	Capital Stock In Treasury [Member]	Additional Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2007	$ 34	$ (11)	$ 200	$ (4)	$ 911	$ 1,130
Balance (in shares) at Dec. 31, 2007	46.0	3.6
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net income					132.0	132.0
Defined benefit plans:
Net gain (loss)/prior service cost				(93)		(93)
Less: Amortization of net loss/prior service cost				1		1
Total comprehensive income						40
Shares repurchased	(1)		(8)		(50)	(59)
Shares repurchased (in shares)	(1.4)
Shares issued			1			1
Share-based compensation			11			11
Dividends					(51)	(51)
Balance at Dec. 31, 2008	33	(11)	204	(96)	942	1,072
Balance (in shares) at Dec. 31, 2008	44.6	3.6
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net income					44.0	44.0
Defined benefit plans:
Net gain (loss)/prior service cost				7		7
Less: Amortization of net loss/prior service cost				8		8
Total comprehensive income						59
Excess tax benefit and share withholding			(3)			(3)
Share-based compensation			9			9
Dividends					(52)	(52)
Balance at Dec. 31, 2009	33	(11)	210	(81)	934	1,085
Balance (in shares) at Dec. 31, 2009	44.6	3.6
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net income					92.0	92.0
Defined benefit plans:
Net gain (loss)/prior service cost				(13)		(13)
Less: Amortization of net loss/prior service cost				12		12
Total comprehensive income						91
Excess tax benefit and share withholding			(1)		(2)	(3)
Shares issued	1		6			7
Shares issued (in shares)	0.3
Share-based compensation			8			8
Dividends					(52)	(52)
Balance at Dec. 31, 2010	$ 34	$ (11)	$ 223	$ (82)	$ 972	$ 1,136
Balance (in shares) at Dec. 31, 2010	44.9	3.6